Leases - Schedule of Recognized in Profit or Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Recognized in Profit or Loss [Abstract]
Interest on lease liabilities	¥ 1,118	$ 160	¥ 1,498
Depreciation charge of right-of-use assets	10,657	1,524	11,134
Expense relating to short-term leases (included in administrative expenses) (note 6)	329	47	238
Total amount recognized in profit or loss	¥ 12,104	$ 1,731	¥ 12,870